Loans receivable (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	$ 12,569
Gross loans originated	5,354
Principal payments and net re-measurement of allowance	(3,530)
Transfers to: Stage 1 – 12 month ECLs	(35)
Transfers to: Stage 2 – Lifetime ECLs	1,846
Transfers to: Stage 3 – Lifetime ECLs	14,771
Net amounts written off against allowance	(15,566)
Allowance for loan losses ending balance	15,409
Stage 1 [Member]
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	6,853
Gross loans originated	5,354
Principal payments and net re-measurement of allowance	(3,688)
Transfers to: Stage 1 – 12 month ECLs	5
Transfers to: Stage 2 – Lifetime ECLs	(270)
Transfers to: Stage 3 – Lifetime ECLs	(1,303)
Net amounts written off against allowance
Allowance for loan losses ending balance	6,951
Stage 2 [Member]
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	1,579
Gross loans originated
Principal payments and net re-measurement of allowance	(176)
Transfers to: Stage 1 – 12 month ECLs	(24)
Transfers to: Stage 2 – Lifetime ECLs	2,116
Transfers to: Stage 3 – Lifetime ECLs	(1,377)
Net amounts written off against allowance
Allowance for loan losses ending balance	2,118
Stage 3 [Member]
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	4,137
Gross loans originated
Principal payments and net re-measurement of allowance	334
Transfers to: Stage 1 – 12 month ECLs	(16)
Transfers to: Stage 2 – Lifetime ECLs
Transfers to: Stage 3 – Lifetime ECLs	17,451
Net amounts written off against allowance	(15,566)
Allowance for loan losses ending balance	$ 6,340